Borrowings (Details) $ in Thousands, $ in Millions		1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 12, 2021 USD ($)	Nov. 20, 2018 USD ($)	Nov. 20, 2018 COP ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022	Oct. 14, 2022 USD ($)	Jun. 28, 2022 USD ($)
Borrowings [Line Items]
Loan amounts		$ 35,000	$ 200,434
Loan installment term				5 years
Percentage of interest rate				5.30%
Internal rate						3.75%
Financial covenants, description				●Indebtedness Indicator (Indebtedness/EBITDA) as of June 30 and December 31 of each year, during the loan term, must be less than or equal to 3.5 times. If the indicator is greater than 3.0 and less than 3.5, it proceeds to the extent that this value is originated by causes other than additional debt and the justification of the increase must be presented to the agent. ●Short-term leverage ratio < 1.0 on the last day of each semester. ●EBITDA ratio / financial expenses = or > 3.0 on the last day of each semester.
Other covenants, description				●The Syndicated Loan Agreement establishes that each of the jointly obligated parties, unless they have the express, prior and written authorization of the Agent, will refrain from incurring any type of financial debt when the proforma indebtedness indicator, once acquired the additional financial debt, is greater than 3.0 times and maintaining any type of financial debt when the pro forma indebtedness indicator, once the national debt is acquired, is greater than 3.5 times. ●Each of the joint obligated parties, except with express, prior and written authorization of the Agent to do otherwise, will refrain from contracting finance and/or operating lease obligations with purchase option with a joint balance payable greater than $85,000,000 (Eighty-Five Billion Pesos, local currency) or its equivalent in another currency. For purposes of clarity, the reclassification of obligations as financial lease obligations by application of the Accounting Standards will not consume the balance set forth herein and may not be renewed. ●The payment of dividends is restricted to anyone other than the jointly obligated parties.
Unpaid principal balance					$ 115,000
Borrow amount								$ 8,672
Other term loan, description				●The Company’s consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 4.5x (original covenant: greater than 3.5x). ●The Company’s consolidated EBITDA/Finance expense must not be less than 1.8x (original covenant: less than 3.0x).
Aggregate principal amount	$ 115,000
Aggregate principal amount percentage	4.75%
Issuance costs related				$ 2,142
Initial purchasers				1,390
Attorneys’ costs				$ 752
Increase debt extinguishment amount					113,400
Expensed unamortized transaction costs					1,600
Recognized liability amount					115,000
Bottom of range [Member]
Borrowings [Line Items]
Internal rate						4.75%
Top of range [Member]
Borrowings [Line Items]
Internal rate						8.50%
BTG Credit Agreement [Member]
Borrowings [Line Items]
Unpaid principal balance					4,490
Borrow amount							$ 19,000
COP and Libor [Member]
Borrowings [Line Items]
Internal rate				4.80%
Syndicated Loan Agreement [Member]
Borrowings [Line Items]
Unpaid principal balance					$ 19,665
Senior Notes require Procaps, S.A. [Member]
Borrowings [Line Items]
Description of financial ratios				●The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 3.50:1.00 or less (Indebtedness Indicator), measured at certain dates of determination and; ●An EBITDA interest coverage ratio (calculated as the consolidated EBITDA for the last twelve months of Procaps, S.A. and the other obligors thereunder divided by the consolidated interest expenses of Procaps, S.A. and the other obligors thereunder) in excess of, or equal to, 3.00:1.00, calculated at certain dates of determination. ●Short-term leverage ratio equal to or less than 1.00Complying with the Note Purchase Agreement protocols and as a result of the more favorable provisions of the Syndicated Loan Agreement, the Group gave notice on April 7, 2022 that specific provisions related to reporting covenants, affirmative covenants, negative covenants, events of default, and mandatory prepayment events, as set forth in the Syndicated Loan Agreement, shall apply to the Senior Notes.